Net interest revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest revenue
Deposits with the Federal Reserve and other central banks		$ (77)	$ 50	$ 448
Deposits with banks		48	134	265
Federal funds sold and securities purchased under resale agreements		120	545	2,154
Loans		958	1,142	1,789
Securities:
Taxable		1,702	2,118	2,701
Exempt from federal income taxes		42	28	36
Total securities		1,744	2,146	2,737
Trading securities		52	92	155
Total interest revenue		2,845	4,109	7,548
Interest expense
Deposits in domestic offices		(27)	176	958
Deposits in foreign offices		(148)	(15)	636
Federal funds purchased and securities sold under repurchase agreements		(4)	283	1,437
Trading liabilities		8	15	35
Other borrowed funds		8	16	59
Commercial paper		0	7	55
Customer payables		(2)	28	238
Long-term debt		392	622	942
Total interest expense		227	1,132	4,360
Net interest revenue		2,618	2,977	3,188
Provision for credit losses	[1]	(231)	336	(25)
Net interest revenue after provision for credit losses		$ 2,849	$ 2,641	$ 3,213

[1]	The provision for credit losses for 2021 and 2020 relates to the financial instruments within the scope of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments.